Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost Recognized	$ 445,000	$ 445,000	$ 440,000
Defined Benefit Plan, Percentage of Plan Funded	79.90%	98.90%
Defined Benefit Plan, Contribution Percentage	5.00%
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 1,427,000	$ 1,443,000
Pension and Other Postretirement Benefit Expense	122,000	124,000	126,000
Cash Surrender Value of Life Insurance	18,820,000	18,284,000
Defined Benefit Plan, Net Periodic Benefit Cost	89,000	87,000
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	48,000	17,000	22,000
Defined Benefit Plan, Contributions by Employer	$ 48,000	$ 17,000	$ 22,000